Share Capital - Preferred Shares (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preference shares [member]
Disclosure of classes of share capital [line items]
Equity, shares	36,000,000	36,000,000	36,000,000